Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

NOTE 2. — BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned direct and indirect subsidiaries and have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). All significant intercompany transactions and balances have been eliminated in consolidation. The consolidated financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the consolidated financial position and results of operations for the indicated periods. All such adjustments are of a normal recurring nature.

In August 2012, the Company divested its wholly owned Hong Kong subsidiary Pacific Asia Petroleum Limited for cash and shares of stock. The Company has classified the current and historical results of its China operations, including other inactive operations not involved in this sale, as discontinued operations, net of tax, in the accompanying consolidated statements of operations. See “Note 3 - Discontinued Operations”, for more information regarding the sale.

In January 2014 the Company’s Board of Directors declared a stock dividend on all shares of the Company’s outstanding Common Stock entitling stockholders of record as of the close of business on February 13, 2014, to receive an additional 1.4348 shares of Common Stock for every share of Common Stock held (the “Stock Dividend”). Payment of the Stock Dividend was conditioned on (i) approval of the Company’s stockholders at the special meeting of stockholders to be held on February 13, 2014 of certain proposals related to the Allied Transaction, including a proposal to amend the Company’s certificate of incorporation to increase the number of authorized shares of Common Stock and (ii) approval of the listing of the Company’s Common Stock on the Johannesburg Stock Exchange (“JSE”). On February 13, 2014, the Company held a special meeting of its stockholders to consider and vote upon the proposals mentioned above and other related agenda items. All of the proposals presented at the meeting received the requisite shareholder approval and the approval of the JSE listing was successfully obtained. On February 21, 2014, the Company paid the Stock Dividend pursuant to which each share of stock of record as of the close of business on February 13, 2014, carried the right to receive 1.4348 shares of Common Stock for every one share of Common Stock held.

Due to the large nature of the Stock Dividend (exceeds 25% of the total shares outstanding prior to the distribution), it has been accounted for as a Stock Split. The effect is a retroactive adjustment to the financial statements and associated footnotes as if the dividend had occurred at the beginning of the first period presented.

In February 2014, the Company completed the acquisition of the remaining economic interests that it did not already own in the Production Sharing Contract (“PSC”) covering Oil Mining Leases 120 and 121 (“OMLs 120 and 121”) located offshore Nigeria, which include the currently producing Oyo Field (the “Allied Assets”), from Allied (the “Allied Transaction”). Allied is a subsidiary of CEHL, the Company’s majority shareholder, and deemed to be under common control (transactions between subsidiaries of the same parent). Accordingly, the net assets acquired from Allied were recorded at their respective carrying values as of the acquisition date. The consolidated financial statements, included herein, are presented as though the Allied Transaction had occurred in June 2012, the date Allied Acquired the Allied Assets from an independent third party. See “Note 4 – Acquisitions” for additional information relating to the Allied Assets and “Note 18 – Subsequent Events” for additional information relating to the Allied Transaction.

Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts and activities of the Company, subsidiaries in which the Company has a controlling financial interest, and entities for which the Company is the primary beneficiary. All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates based on assumptions. Estimates affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, and the reported amounts of revenues and expenses during the reporting periods. Accordingly, our accounting estimates require the exercise of judgment. While management believes that the estimates and assumptions used in preparation of consolidated financial statements are appropriate, actual results could differ from those estimates. Estimates that may have a significant effect include oil and natural gas reserve quantities, depletion and amortization relating to oil and natural gas properties, and income taxes. The accounting estimates used in the preparation of the consolidated financial statements may change as new events occur, more experience is acquired, additional information is obtained and our operating environment changes.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, demand deposits and short-term investments with initial maturities of three months or less.

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are accounted for at cost less allowance for doubtful accounts. We establish provisions for losses on accounts receivables if it is determined that collection of all or a part of an outstanding balance is not probable. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method. As of December 31, 2013 and 2012, no allowance for doubtful accounts was necessary.

Successful Efforts Method of Accounting for Oil and Gas Activities

The Company follows the successful efforts method of accounting for its costs of acquisition, exploration and development of oil and gas properties. Under this method, oil and gas lease acquisition costs and intangible drilling costs associated with exploration efforts that result in the discovery of proved reserves and costs associated with development drilling, whether or not successful, are capitalized when incurred. Drilling costs of exploratory wells are capitalized pending determination that proved reserves have been found. If the determination is dependent upon the results of planned additional wells and require additional capital expenditures to develop the reserves, the drilling costs will be capitalized as long as sufficient reserves have been found to justify completion of the exploratory well as a producing well, and additional wells are underway or firmly planned to complete the evaluation of the well. Exploratory wells not meeting the criteria for continued capitalization are expensed when such a determination is made. Other exploration costs are expensed as incurred.

Depreciation, depletion and amortization for productive oil and gas properties are recorded on a unit-of-production basis. For other depreciable property, depreciation is recorded on a straight line basis over the estimated useful life of the assets which ranges between three to five years, or the lease term. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets in property, plant and equipment for impairment in accordance with ASC Topic 360, (Property, Plant and Equipment). Review for impairment of long-lived assets occurs whenever changes in circumstances indicate that the carrying amount of assets may not be fully recoverable. Possible indicators of impairment include current period losses combined with a history of losses, significant downward oil and gas reserve revisions, or when changes in other circumstances indicate the carrying amount of an asset may not be recoverable. An impairment loss is recognized for assets to be held and used when the estimated undiscounted future cash flows expected to result from the asset are less than its carrying amount. In the case of oil and gas properties, the Company estimates the future undiscounted cash flows of the affected properties to judge the recoverability of carrying amounts. Cash flows are determined on the basis of reasonable and documented assumptions that represent the best estimate of the future economic conditions during the remaining useful life of the asset. The Company’s cash flow projections into the future include assumptions on variables such as future sales, sales prices, operating costs, economic conditions, market competition and inflation. Prices used to quantify the expected future cash flows are estimated based on forward prices prevailing in the marketplace and management’s long-term planning assumptions. Impairment is measured by the excess of carrying amount over the fair value of the assets. No impairment charges were recorded for the years ended December 31, 2013, 2012 or 2011, respectively.

Asset Retirement Obligations

The Company accounts for asset retirement obligations in accordance with ASC Topic 410 (Asset Retirement and Environmental Obligations), which requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred. ASC 410 requires the Company to record a liability for the present value, using a credit-adjusted risk free interest rate, of the estimated site restoration costs with a corresponding increase to the carrying amount of the related long-lived assets. See “Note 8 – Asset Retirement Obligations” for further information.

Inventory

Inventories of crude oil are valued at the lower of cost or market using the first-in, first-out method and include certain costs directly related to the production process.

Revenues

Revenues are recognized when a lifting (sale) occurs. The recognition criteria are satisfied when there exists a signed contract with defined pricing, delivery and acceptance (as defined in the contract) of the product or service have occurred, there is no significant uncertainty of collectability, and the amount is not subject to refund. Crude oil revenues are net of royalties.

Income Taxes

The Company provides for income taxes using the asset and liability method of accounting for income taxes in accordance with ASC Topic 740 (Income Taxes). Under the asset and liability method, deferred tax assets and liabilities are recognized for temporary differences between the tax bases of assets and liabilities and their carrying values for financial reporting purposes and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established to reduce deferred tax assets to their net realizable amounts if it is more likely than not that the related tax benefits will not be fully realized.

The Company routinely evaluates any tax deduction and tax refund positions in a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained. If that test is met, the second step is to determine the amount of benefit or expense to recognize in the consolidated financial statements. See “Note 10 – Income Taxes” for further information.

Stock-Based Compensation

The Company recognizes all stock-based payments to employees, including grants of employee stock options, in the consolidated financial statements based on their grant-date fair values in accordance with ASC Topic 718-10 (Stock Compensation). The Company values its stock options awarded using the Black-Scholes option pricing model, and the restricted stock is valued at the grant date closing market price. Such costs are recognized over the period during which an employee is required to provide service in exchange for the award (which is usually the vesting period). Stock-based compensation paid to non-employees is valued at the fair value at the applicable measurement date and charged to expense as services are rendered.

Net Earnings (Loss) Per Common Share

The Company computes earnings or loss per share under ASC Topic 260 (Earnings per Share). Net earnings or loss per common share is computed by dividing net earnings or loss by the weighted average number of shares of common stock and applicable dilutive common stock equivalents outstanding during the year. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options, unvested restricted stock, and warrants (calculated using the treasury stock method). Potential dilutive common shares that have an anti-dilutive effect (e.g., those that increase earnings per share or decrease net loss per share) are excluded from diluted earnings (loss) per share.

Recently Issued Accounting Standards

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in ASU 2013-02 to Topic 220, Comprehensive Income, update, supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 and 2011-12. ASU 2013-02 requires disclosure, either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. The new guidance is effective prospectively for reporting periods beginning after December 15, 2012. The Company adopted the guidance required as of January 1, 2013. The required disclosures have been included in Note 5, Accumulated Other Comprehensive Income (Loss) of the Notes to Consolidated Financial Statements

In February 2013, the FASB issued ASU 2013-04, Obligations Resulting From Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The amendments in ASU 2013-04 to Topic 405, Liabilities, provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the update is fixed at the reporting date, except for obligations addressed with existing U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amounts of the obligation, as well as other information about those obligations. The amendment is effective retrospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In April 2013 the FASB issued ASU 2013-07, Liquidation Basis of Accounting. The amendments in ASU 2013-07 to Topic 205, Presentation of Financial Statements, clarify when an entity should apply the liquidation basis of accounting and provide principles for the recognition and measurement of associated assets and liabilities. In accordance with the amendments, the liquidation basis is used when liquidation is imminent. Liquidation is considered imminent when the likelihood is remote that the organization will return from liquidation and either: (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties; or (b) a plan for liquidation is being imposed by other forces. The amendments in ASU 2013-07 are effective prospectively for entities that determine liquidation is imminent for reporting periods beginning after December 15, 2013, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2013 the FASB issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The amendments in ASU 2013-11 to Topic 740, Income Taxes, clarify that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, or the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments in ASU 2013-11 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Retrospective application is permitted. The Company is currently evaluating the possible impact of ASU 2013-11, but does not anticipate that it will have a material impact on the Company’s consolidated financial statements.

In April 2014, the Financial Accounting Standards Board (“FASB”) issued updated guidance that changes the criteria for reporting discontinued operations including enhanced disclosure requirements. Under the updated guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization´s operations and financial results. The standards update is effective for fiscal years beginning after December 15, 2014. We will adopt this standards update, as required, beginning with the first quarter of 2015. The adoption of this standards update affects presentation only and, as such, is not expected to have a material impact on our consolidated financial statements.

In May 2014, the FASB issued updated guidance for recognizing revenue from contracts with customers. The objective of this guidance is to establish principles for reporting information about the nature, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers, including qualitative and quantitative disclosures around contracts with customers, significant judgments and change in judgments, and assets recognized from the costs to obtain or fulfill a contract. The standards update is effective for interim and annual periods beginning after December 15, 2016. We will adopt this standards update, as required, beginning with the first quarter of 2017. The Company is in the process of evaluating the impact, if any, of this guidance on its consolidated financial statements.

In June 2014, the FASB issued updated guidance around share-based compensation. The guidance was issued to clarify the accounting treatment for performance-based stock awards. The update states that companies should not record compensation expense related to an award for which transfer to the employee is contingent on the company’s satisfaction of a performance target until it becomes probable that the performance target will be met. The update does not contain any new disclosure requirements and is effective for interim and annual periods beginning after December 15, 2015. We will adopt this standards update, as required, beginning with the first quarter of 2016. The adoption of this standards update is not expected to have a material impact on our consolidated financial statements.

In August 2014, the FASB issued updated guidance on determining when and how reporting entities must disclose going concern uncertainties in its financial statements. The objective of the update is to define management’s responsibility to evaluate, each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related footnote disclosures. The standards update is effective for annual periods ending after December 15, 2016, and interim period thereafter. We will adopt this standards update, as required, beginning with the first quarter of 2017. The Company is in the process of evaluating the impact this guidance will have on its footnote disclosures.